Supplementary Cash Flow Information (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure Of Supplementary Cash Flow Information [Abstract]
Disclosure Of Changes In Non-Cash Working Capital Items	Working Capital

	September 30,	December 31,
As at	2025	2024
Total Current Assets	9,769	10,434
Total Current Liabilities	5,651	7,362
Working Capital	4,118	3,072
Changes in Non-Cash Working Capital

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2025 (1)	2024	2025 (1)	2024
Accounts Receivable and Accrued Revenues	(177)	904	(542)	326
Income Tax Receivable	6	14	172	191
Inventories	(19)	480	421	99
Accounts Payable and Accrued Liabilities	(188)	(896)	(186)	60
Income Tax Payable	(22)	105	(304)	96
Total Change in Non-Cash Working Capital	(400)	607	(439)	772

Net Change in Non-Cash Working Capital – Operating Activities	(241)	588	(179)	813
Net Change in Non-Cash Working Capital – Investing Activities	(159)	19	(260)	(41)
Total Change in Non-Cash Working Capital	(400)	607	(439)	772
(1)Excludes the impact of the divestiture of WRB, including proceeds recorded in accounts receivable and accrued revenues (see Note 5). Proceeds from divestitures are recorded using the direct method for investing activities.

Summary of Reconciliation of Liabilities to Cash Flows from Financing Activities
The following table provides a reconciliation of liabilities to cash flows arising from financing activities:

	Dividends Payable	Repurchase Agreements Payable	Short-Term Borrowings	Long-Term Debt	Lease Liabilities
As at December 31, 2023	9	—	179	7,108	2,658
Changes From Financing Cash Flows:
Net Issuance (Repayment) of Short-Term Borrowings	—	—	(74)	—	—
Principal Repayment of Leases	—	—	—	—	(219)
Dividends Paid	(1,203)	—	—	—	—
Non-Cash Changes:
Finance and Transaction Costs	—	—	—	(13)	—
Lease Additions	—	—	—	—	104
Base Dividends Declared on Common Shares	925	—	—	—	—
Variable Dividends Declared on Common Shares	251	—	—	—	—
Dividends Declared on Preferred Shares	27	—	—	—	—
Exchange Rate Movements and Other	—	—	(4)	104	97
As at September 30, 2024	9	—	101	7,199	2,640

As at December 31, 2024	—	—	173	7,534	2,927
Acquisition	—	—	—	12	—
Changes From Financing Cash Flows:
Net Issuance (Repayment) of Short-Term Borrowings	—	—	152	—	—
Repayment of Long-Term Debt	—	—	—	(195)	—
Principal Repayment of Leases	—	—	—	—	(266)
Proceeds on Repurchase Agreements	—	403	—	—	—
Repayment of Repurchase Agreements	—	(220)	—	—	—
Dividends Paid	(1,057)	—	—	—	—
Non-Cash Changes:
Divestiture of Short-Term Borrowings	—	—	(313)	—	—
Finance and Transaction Costs	—	—	—	(15)	—
Lease Additions	—	—	—	—	162
Lease Divestitures	—	—	—	—	(39)
Base Dividends Declared on Common Shares	1,047	—	—	—	—
Dividends Declared on Preferred Shares	12	—	—	—	—
Exchange Rate Movements and Other	—	(7)	(12)	(180)	88
As at September 30, 2025	2	176	—	7,156	2,872